Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income (Loss) (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Denominator:
Weighted-average shares outstanding			1,029	1,029	1,029	753
Basic and diluted net income (loss) per share			$ (16,017)	$ (3,154)	$ (10,654)	$ (8,129)
Common Class A [Member] | CBRE Acquisition Holdings Inc [Member]
Numerator:
Allocation of net income (loss) including accretion of temporary equity	$ (9,619,365)	$ (35,738,191)	$ (5,594,754)
Denominator:
Weighted-average shares outstanding	40,250,000	8,553,125	40,250,000
Basic and diluted net income (loss) per share	$ (0.24)	$ (4.18)	$ (0.14)
Common Class B [Member] | CBRE Acquisition Holdings Inc [Member]
Numerator:
Allocation of net income (loss) including accretion of temporary equity	$ (480,968)	$ (6,201,753)	$ (279,737)
Denominator:
Weighted-average shares outstanding	2,012,500	1,484,249	2,012,500
Basic and diluted net income (loss) per share	$ (0.24)	$ (4.18)	$ (0.14)